Shareholder Report, Line Graph (Details) - USD ($)			5 Months Ended	12 Months Ended	17 Months Ended	29 Months Ended	41 Months Ended
		Apr. 05, 2022	Aug. 31, 2022	Aug. 31, 2025	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
C000233024
Account Value [Line Items]
Line Graph and Table Measure Name				INQQ The India Internet ETF
Accumulated Value		$ 10,000	$ 7,830		$ 7,750	$ 9,967	$ 9,928
MSCI India Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI India Index
Accumulated Value		10,000	9,542		9,715	13,629	12,315
INQQ The India Internet Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]			INQQ The India Internet Index (NR) (USD)
Accumulated Value		$ 10,000	$ 7,859		$ 7,936	$ 10,828	$ 10,852

[1]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes, (except foreign withholding taxes).